UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Management, LLC

Address:   44 Wall Street, Suite 1603
           New York, NY  10005


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Please note that in previous 13F filings for this manager, securities managed by BAM Management, LLC on behalf of a particular pooled investment vehicle were included in this manager's holdings reports. Such holdings are now reported in the holdings report of BAM Capital, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11852         BAM Capital, LLC
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $       15,462
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2.    028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.

(2) Number of shares provided in
Column 5 refers, in the case of options, to the number of shares underlying the options.

(3) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ABERCROMBIE & FITCH CO       CL A             002896207      317    93,000     CALL DEFINED    1,2         0    93,000    0
ACORDA THERAPEUTICS INC      COM              00484M106      104    20,000     PUT  DEFINED    1,2         0    20,000    0
ALCON INC                    COM SHS          H01301102      245     1,517 SH       DEFINED    1,2         0     1,517    0
ALCON INC                    COM SHS          H01301102       86    31,200     PUT  DEFINED    1,2         0    31,200    0
AMAG PHARMACEUTICALS INC     COM              00163U106        8     8,000     CALL DEFINED    1,2         0     8,000    0
AMAG PHARMACEUTICALS INC     COM              00163U106       23     8,000     PUT  DEFINED    1,2         0     8,000    0
AMAZON COM INC               COM              023135106      358    38,400     CALL DEFINED    1,2         0    38,400    0
AMAZON COM INC               COM              023135106       13    16,300     PUT  DEFINED    1,2         0    16,300    0
AMERICAN INTL GROUP INC      COM NEW          026874784       14     7,000     CALL DEFINED    1,2         0     7,000    0
AMERICAN INTL GROUP INC      COM NEW          026874784      200     5,844 SH       DEFINED    1,2         0     5,844    0
AMERICAN INTL GROUP INC      COM NEW          026874784       88    24,000     PUT  DEFINED    1,2         0    24,000    0
APPLE INC                    COM              037833100      614    47,200     CALL DEFINED    1,2         0    47,200    0
BAIDU INC                    SPON ADR REP A   056752108      124     6,100     CALL DEFINED    1,2         0     6,100    0
BAIDU INC                    SPON ADR REP A   056752108    1,295     2,169 SH       DEFINED    1,2         0     2,169    0
BAIDU INC                    SPON ADR REP A   056752108      166    16,600     PUT  DEFINED    1,2         0    16,600    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702       49    13,300     CALL DEFINED    1,2         0    13,300    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702    2,637    32,452 SH       DEFINED    1,2         0    32,452    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702       44    25,000     PUT  DEFINED    1,2         0    25,000    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306       15    41,900     CALL DEFINED    1,2         0    41,900    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306       51     9,000 SH       DEFINED    1,2         0     9,000    0
BROCADE COMMUNICATIONS SYS I COM NEW          111621306        8    24,400     PUT  DEFINED    1,2         0    24,400    0
CATERPILLAR INC DEL          COM              149123101      115    40,000     CALL DEFINED    1,2         0    40,000    0
CELL THERAPEUTICS INC        COM NO PAR       150934503      204 3,146,200     CALL DEFINED    1,2         0 3,146,200    0
CELL THERAPEUTICS INC        COM NO PAR       150934503    1,324 2,447,816 SH       DEFINED    1,2         0 2,447,816    0
CELL THERAPEUTICS INC        COM NO PAR       150934503    1,722 3,027,000     PUT  DEFINED    1,2         0 3,027,000    0
CF INDS HLDGS INC            COM              125269100        0    15,000     CALL DEFINED    1,2         0    15,000    0
CON-WAY INC                  COM              205944101       37    25,800     CALL DEFINED    1,2         0    25,800    0
CON-WAY INC                  COM              205944101       33    42,000     PUT  DEFINED    1,2         0    42,000    0
CREE INC                     COM              225447101       51    37,400     CALL DEFINED    1,2         0    37,400    0
CREE INC                     COM              225447101        4    18,700     PUT  DEFINED    1,2         0    18,700    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100       35    14,500     CALL DEFINED    1,2         0    14,500    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100       21     6,800     PUT  DEFINED    1,2         0     6,800    0
DENDREON CORP                COM              24823Q107        4       107 SH       DEFINED    1,2         0       107    0
DENDREON CORP                COM              24823Q107      256    63,900     PUT  DEFINED    1,2         0    63,900    0
E TRADE FINANCIAL CORP       COM              269246104       19   337,500     CALL DEFINED    1,2         0   337,500    0
E TRADE FINANCIAL CORP       COM              269246104       35    21,160 SH       DEFINED    1,2         0    21,160    0
ELAN PLC                     ADR              284131208       53   100,300     CALL DEFINED    1,2         0   100,300    0
FIRST SOLAR INC              COM              336433107      126    29,900     PUT  DEFINED    1,2         0    29,900    0
GREEN MTN COFFEE ROASTERS IN COM              393122106      185    18,300     CALL DEFINED    1,2         0    18,300    0
GREEN MTN COFFEE ROASTERS IN COM              393122106      165    38,400     PUT  DEFINED    1,2         0    38,400    0
HECLA MNG CO                 COM              422704106      969 1,543,200     PUT  DEFINED    1,2         0 1,543,200    0
HEMISPHERX BIOPHARMA INC     COM              42366C103       74   100,000 SH       DEFINED    1,2         0   100,000    0
INTERMUNE INC                COM              45884X103      788    77,100     CALL DEFINED    1,2         0    77,100    0
INTERMUNE INC                COM              45884X103       16     5,000     PUT  DEFINED    1,2         0     5,000    0
ISHARES TR INDEX             RUSSELL 2000     464287655       70    74,200     PUT  DEFINED    1,2         0    74,200    0
LAS VEGAS SANDS CORP         COM              517834107       18     7,500     CALL DEFINED    1,2         0     7,500    0
LEXMARK INTL NEW             CL A             529771107       17    19,700     CALL DEFINED    1,2         0    19,700    0
LEXMARK INTL NEW             CL A             529771107       28    16,200     PUT  DEFINED    1,2         0    16,200    0
MEDIVATION INC               COM              58501N101        1    30,400     CALL DEFINED    1,2         0    30,400    0
MEDIVATION INC               COM              58501N101      265    25,302 SH       DEFINED    1,2         0    25,302    0
MEDIVATION INC               COM              58501N101       90    46,500     PUT  DEFINED    1,2         0    46,500    0
NETFLIX INC                  COM              64110L106       83    38,700     CALL DEFINED    1,2         0    38,700    0
NETFLIX INC                  COM              64110L106        8    30,000     PUT  DEFINED    1,2         0    30,000    0
NVIDIA CORP                  COM              67066G104       12    30,000     CALL DEFINED    1,2         0    30,000    0
OCULUS INNOVATIVE SCIENCES I COM              67575P108       78    25,200     PUT  DEFINED    1,2         0    25,200    0
ONCOTHYREON INC              COM              682324108      413   245,400     PUT  DEFINED    1,2         0   245,400    0
OXIGENE INC                  COM              691828107      167   135,569 SH       DEFINED    1,2         0   135,569    0
PALM INC NEW                 COM              696643105       10   158,100     CALL DEFINED    1,2         0   158,100    0
PALM INC NEW                 COM              696643105       20    53,600     PUT  DEFINED    1,2         0    53,600    0
PRICELINE COM INC            COM NEW          741503403      118    13,700     CALL DEFINED    1,2         0    13,700    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
PRICELINE COM INC            COM NEW          741503403        1     6,800     PUT  DEFINED    1,2         0     6,800    0
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      186    12,847 SH       DEFINED    1,2         0    12,847    0
SAVIENT PHARMACEUTICALS INC  COM              80517Q100      134    64,200     PUT  DEFINED    1,2         0    64,200    0
SLM CORP                     COM              78442P106       34    27,600     CALL DEFINED    1,2         0    27,600    0
TIBCO SOFTWARE INC           COM              88632Q103      162   150,400     CALL DEFINED    1,2         0   150,400    0
TRINA SOLAR LIMITED          SPON ADR         89628E104       13    26,000     CALL DEFINED    1,2         0    26,000    0
UNITED STATES STL CORP NEW   COM              912909108       58    14,900     CALL DEFINED    1,2         0    14,900    0
UNITED STATES STL CORP NEW   COM              912909108      342     5,386 SH       DEFINED    1,2         0     5,386    0
UNITED STATES STL CORP NEW   COM              912909108       16    10,900     PUT  DEFINED    1,2         0    10,900    0
VIVUS INC                    COM              928551100      253    29,033 SH       DEFINED    1,2         0    29,033    0
VIVUS INC                    COM              928551100      168    41,900     PUT  DEFINED    1,2         0    41,900    0
XENOPORT INC                 COM              98411C100        2    11,300     CALL DEFINED    1,2         0    11,300    0


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